STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	7 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Shares subject to possible redemption	10,248,923
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized	380,000,000
Common stock, par value | $ / shares	$ 0.0001
Common Stock, Voting Rights	one
Common stock, shares issued	1,656,077
Common stock, shares outstanding	1,656,077
Shares subject to possible redemption	10,248,923
Conversion ratio	1
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000
Common stock, par value | $ / shares	$ 0.0001
Common Stock, Voting Rights	one
Common stock, shares issued	2,875,000
Common stock, shares outstanding	2,875,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%